Audit Information	12 Months Ended
Apr. 30, 2026
Auditor [Line Items]
Auditor Name	WWC, P.C.
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Auditor Opinion [Text Block]

Opinion on the Financial Statements

In our opinion, the consolidated financial statements of Perpetuals.com Ltd. and its subsidiaries (collectively the “Company”) present fairly, in all material respects, the financial position of the Company as of April 30, 2025 and 2026, and the results of its operations and its cash flows for each of the three years in the year ended April 30, 2026, in conformity with accounting principles generally accepted in the United States of America.

We have audited the accompanying consolidated balance sheets of the Company as of April 30, 2025 and 2026, and the related consolidated statements of operations and comprehensive loss, changes in shareholders’ deficit, and cash flows for each of the three years in the period ended April 30, 2026, and the related notes (collectively referred to as the “consolidated financial statements”).